Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Apr. 12, 2018	Apr. 03, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share			$ 0.00001	$ 0.00001
Common stock, shares authorized			100,000,000,000	10,000,000,000
Common stock, shares issued				342,548,237
Common stock, shares outstanding				342,548,237
Series A Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			200,000,000
Mezzanine equity, shares issued	0			200,000,000
Mezzanine equity, shares outstanding	0			200,000,000
Series A-1 Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			6,064,174
Mezzanine equity, shares issued	0			6,064,174
Mezzanine equity, shares outstanding	0			6,064,174
Series B Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			123,103,264
Mezzanine equity, shares issued	0			123,103,264
Mezzanine equity, shares outstanding	0			123,103,264
Series C Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			302,891,196
Mezzanine equity, shares issued	0			302,891,196
Mezzanine equity, shares outstanding	0			302,891,196
Series D Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			848,682,647
Mezzanine equity, shares issued	0			848,682,647
Mezzanine equity, shares outstanding	0			848,682,647
Series E Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			686,646,383
Mezzanine equity, shares issued	0			686,646,383
Mezzanine equity, shares outstanding	0			686,646,383
Series F Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			546,999,817
Mezzanine equity, shares issued	0			546,999,817
Mezzanine equity, shares outstanding	0			546,999,817
Series G Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			1,014,436,019
Mezzanine equity, shares issued	0			1,014,436,019
Mezzanine equity, shares outstanding	0			1,014,436,019
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001
Common stock, shares authorized	94,000,000,000		94,000,000,000
Common stock, shares issued	2,580,950,531
Common stock, shares outstanding	2,199,425,905
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001
Common stock, shares authorized	5,000,000,000		5,000,000,000
Common stock, shares issued	2,876,391,396	36,860,691
Common stock, shares outstanding	2,876,391,396
iQIYI, INC
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share				$ 0.00001
Common stock, shares authorized	0			10,000,000,000
Common stock, shares issued	0			342,548,237
Common stock, shares outstanding	0			342,548,237
iQIYI, INC | Series A Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			200,000,000
Mezzanine equity, shares issued	0			200,000,000
Mezzanine equity, shares outstanding	0			200,000,000
iQIYI, INC | Series A-1 Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			6,064,174
Mezzanine equity, shares issued	0			6,064,174
Mezzanine equity, shares outstanding	0			6,064,174
iQIYI, INC | Series B Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			123,103,264
Mezzanine equity, shares issued	0			123,103,264
Mezzanine equity, shares outstanding	0			123,103,264
iQIYI, INC | Series C Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			302,891,196
Mezzanine equity, shares issued	0			302,891,196
Mezzanine equity, shares outstanding	0			302,891,196
iQIYI, INC | Series D Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			848,682,647
Mezzanine equity, shares issued	0			848,682,647
Mezzanine equity, shares outstanding	0			848,682,647
iQIYI, INC | Series E Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			686,646,383
Mezzanine equity, shares issued	0			686,646,383
Mezzanine equity, shares outstanding	0			686,646,383
iQIYI, INC | Series F Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			546,999,817
Mezzanine equity, shares issued	0			546,999,817
Mezzanine equity, shares outstanding	0			546,999,817
iQIYI, INC | Series G Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Mezzanine equity, par value				$ 0.00001
Mezzanine equity, shares authorized	0			1,014,436,019
Mezzanine equity, shares issued	0			1,014,436,019
Mezzanine equity, shares outstanding	0			1,014,436,019
iQIYI, INC | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001
Common stock, shares authorized	94,000,000,000			0
Common stock, shares issued	2,580,950,531			0
Common stock, shares outstanding	2,199,425,905			0
iQIYI, INC | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001
Common stock, shares authorized	5,000,000,000			0
Common stock, shares issued	2,876,391,396			0
Common stock, shares outstanding	2,876,391,396			0